Provision for Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
Schedule of provision for taxes
	Three months ended March 31,
(USD in thousands)	2023	2022
Foreign	$272,508	$(8,698)
Domestic	(9,962)	(1,272)
Total	$262,546	(9,970)

	Three months ended March 31,
(USD in thousands)	2023	2022
Current
Domestic	$40	$-
Foreign	89,176	3
Total	$89,216	3
Deferred
Domestic	$-	$-
Foreign	(3,302)	(1,079)
Total	$85,914	$(1,076)

	Year ended December 31,
(USD in thousands)	2022	2021

Domestic	$(25,346)	$(20,157)
Foreign	14,955	(19,145)
Total	$(10,391)	(39,302)

	Year ended December 31,
(USD in thousands)	2022	2021
Current
Domestic	$330		$81
Foreign	6,266		484
Total	$6,596		565
Deferred
Domestic	$(762)	$
Foreign	31,640		(2,356)
Total	$37,474		$(1,791)

Schedule of deferred tax assets and liabilities
	March 31,	December 31,
(USD in thousands)	2023	2022
Deferred tax assets
Provisions for employee rights and other temporary differences	$88	$234
Provisions for bad debt	711	753
Net operating loss carry forward	24,599	21,839
Valuation allowance	(21,383)	(19,165)
Deferred tax assets, net of valuation allowance	4,015	3,661
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(129,565)	(89,597)
Deferred tax assets (liabilities), net	$(125,550)	$(85,936)

	December 31,	December 31,
(USD in thousands)	2022	2021
Deferred tax assets
Provisions for employee rights and other temporary differences	$234	$260
Provisions for bad debt	753	696
Net operating loss carry forward	21,839	12,034
Valuation allowance	(19,165)	(11,226)
Deferred tax assets, net of valuation allowance	3,661	1,764
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(89,597)	(3,952)
Deferred tax assets (liabilities), net	$(85,936)	$(2,188)

Schedule of reconciliation of income taxes
	2022	2021
U.S. federal statutory rate	21%	21%
Change in valuation allowance	(53)%	(16)%
Non-deductible share-based compensation	(9)%	-
Other expenses non-deductible for tax purposes	(175)%	-
Difference in foreign tax rates	(24)%	-
Effective tax rate	(240)%	5%